FINANCIAL INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INCOME
Income from short-term investments	R$ 68,721	R$ 85,153	R$ 142,965
Interest income and other financial income	135,279	141,462	109,080
Financial Income	204,000	226,615	252,045
Interest on debt	(1,177,686)	(1,323,448)	(1,540,797)
Monetary variation and other financial expenses	(401,655)	(402,836)	(469,208)
Financial expenses	(1,579,341)	(1,726,284)	(2,010,005)
Bonds repurchases	(223,925)
Exchange Variation, net	(322,621)	(4,057)	851,635
Reversal of monetary update of contingent liabilities, net		369,819
Gains and losses on financial instruments, net	32,092	(9,441)	(38,930)
Financial result, net	R$ (1,889,795)	R$ (1,143,348)	R$ (945,255)